Capital Management - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Capital Management [Abstract]
Credit Facility	$ 1,300
Shareholders Equity	$ 75,285	$ 56,924	$ 15,086